Revision of Financial Statements - Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Stockpiles and ore on leach pads	$ 3,485	[1]
Deferred income tax assets	1,724	[2]	599	[2]
Total Assets	24,607		29,573		26,041
Employee-related benefits	323		586
Total liabilities	11,698		12,702
Additional paid-in capital	8,538		8,427
Retained earnings	848		3,992
Newmont stockholders' equity	9,993		13,696
Noncontrolling interests	2,916		3,175
Total equity	12,909		16,871		15,701	15,680
Total liabilities and equity	24,607		29,573
As Previously Reported [Member]
Stockpiles and ore on leach pads	3,506	[1]
Deferred income tax assets	1,860	[2]	676	[2]
Total Assets	24,764		29,650
Employee-related benefits	325
Total liabilities	11,700
Additional paid-in capital	8,441		8,330
Retained earnings	1,093		4,166
Newmont stockholders' equity	10,141		13,773
Noncontrolling interests	2,923
Total equity	13,064		16,948
Total liabilities and equity	24,764		29,650
Revision and Co-product Reclassification [Member]
Stockpiles and ore on leach pads	(21)	[1]
Deferred income tax assets	(136)	[2]	(77)	[2]
Total Assets	(157)		(77)
Employee-related benefits	(2)
Total liabilities	(2)
Additional paid-in capital	97		97
Retained earnings	(245)		(174)
Newmont stockholders' equity	(148)		(77)
Noncontrolling interests	(7)
Total equity	(155)		(77)
Total liabilities and equity	$ (157)		$ (77)

[1]	Includes current and noncurrent stockpiles and ore on leach pads.
[2]	Includes current and noncurrent deferred tax assets.